Share Capital - Schedule of Paid in Surplus Includes Stock Based Compensation Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Beginning Balance	CAD 4,350	CAD 4,330
Stock-Based Compensation Expense	11	20
Ending Balance	4,361	4,350
Pre-Arrangement Earnings [member]
Disclosure of reserves within equity [line items]
Beginning Balance	4,086	4,086
Ending Balance	4,086	4,086
Stock-Based Compensation [member]
Disclosure of reserves within equity [line items]
Beginning Balance	264	244
Stock-Based Compensation Expense	11	20
Ending Balance	CAD 275	CAD 264